Investments - Unconsolidated VIE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying Amount
Equity-method investments	$ 5,594	$ 4,482	$ 2,984
Due from related parties	7,681	2,602	14
AeroFlexx, LLC
Carrying Amount
Equity-method investments	$ 1,011	1,570	0
Due from related parties		2,600	13
Total		4,170	13
Maximum Exposure to Loss
Investment in AeroFlexx		1,570	0
Due from related party		2,600	13
Total		$ 4,170	$ 13